Related parties - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€) EquityInstruments employee	Dec. 31, 2017 EUR (€) EquityInstruments employee	Dec. 31, 2016 EUR (€) EquityInstruments employee
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Number of executive committee members | employee	5	5	4
Number of board of directors | employee	7
Other short-term benefits	€ 3,700	€ 2,700	€ 14,500
Warrants offered | EquityInstruments	1,235,245	873,000	1,130,750
Executive committee members as a group
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Remuneration amount	€ 1,920,450	€ 1,638,710	€ 1,291,840
Bonus amount	€ 2,569,200	€ 1,908,810	€ 1,747,210
Warrants offered | EquityInstruments	350,000	475,000	515,000
Executive committee members as a group | Paid immediately [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Bonus amount	€ 756,800	€ 692,060	€ 573,050
Percentage of bonus	50.00%	50.00%
Executive committee members as a group | Deferred [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Bonus amount	€ 817,830	€ 1,216,750	€ 1,174,170
Percentage of bonus	50.00%	50.00%	50.00%
Bonus deferment period	3 years		3 years
Executive committee members as a group | Exceptional deferred [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Bonus amount	€ 994,570
Raj Parekh
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Fee amount, net of consultancy fee			€ 70,000
Consultancy fee			20,000
Aggregate fee amount	90,000	€ 90,000	90,000
Fee amount as chairman of the board	80,000	80,000	80,000
Fee amount as chairman of the nomination and remuneration committee		€ 10,000	€ 10,000
Fee amount as member of the nomination and remuneration committee or audit committee	€ 10,000
Warrants offered | EquityInstruments	15,000	15,000	30,000
Harrold van Barlingen
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Warrants offered | EquityInstruments		7,500	15,000
Howard Rowe
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate fee amount	€ 52,500
Fee amount as non-executive director	40,000
Fee amount as chairman of the audit committee	7,500
Fee amount as member of the nomination and remuneration committee or audit committee	3,750
Fee amount as member of audit committee	€ 1,250
Warrants offered | EquityInstruments	7,500	7,500	15,000
Werner Cautreels
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate fee amount	€ 47,500	€ 55,000	€ 55,000
Fee amount as non-executive director	40,000	40,000	40,000
Fee amount as chairman of the audit committee	2,500	10,000	10,000
Fee amount as member of the nomination and remuneration committee		€ 5,000	€ 5,000
Fee amount as member of the nomination and remuneration committee or audit committee	1,250
Fee amount as member of audit committee	€ 3,750
Warrants offered | EquityInstruments	7,500	7,500	15,000
Katrine Bosley
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate fee amount	€ 45,000
Fee amount as non-executive director	40,000
Fee amount as member of the nomination and remuneration committee or audit committee	€ 5,000
Warrants offered | EquityInstruments	7,500	7,500	15,000
Christine Mummery
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Fee amount as non-executive director	€ 40,000		€ 40,000
Warrants offered | EquityInstruments	7,500	7,500	15,000
Mary Kerr
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate fee amount	€ 43,750		€ 17,000
Fee amount as non-executive director	40,000
Fee amount as member of audit committee	€ 3,750
Warrants offered | EquityInstruments	7,500	7,500
Bosley, Rowe, and Van Barlingen
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate fee amount		€ 45,000	45,000
Fee amount as non-executive director		40,000	40,000
Fee amount as member of the nomination and remuneration committee		5,000
Fee amount as member of the nomination and remuneration committee or audit committee			€ 5,000
Mummery and Kerr
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Fee amount as non-executive director		€ 40,000
Independent directors
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Warrants offered | EquityInstruments	30,000	37,500	60,000
Dr. Harrold van Barlingen
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate fee amount	€ 15,000
Fee amount as non-executive director	13,300
Fee amount as member of audit committee	€ 1,700
Other non-executive directors
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Warrants offered | EquityInstruments	22,500	22,500	45,000